Note 10 - Deposits	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
NOTE
10
. DEPOSITS

The aggregate amount of overdrawn deposit accounts reclassified as loan balances totale
d
$718,000
and
$4
76,000
as of
December 31, 2019
and
2018,
respectively.

Components of interest-bearing deposits as of
December 31
are as follows:

	2019	2018
(dollars in thousands)
Interest-bearing demand	$624,658	$471,795
Savings	88,970	79,453
Time, $250,000 and over	55,677	53,881
Other time	291,802	287,149
Total interest-bearing deposits	$1,061,107	$892,278

At
December 31, 2019
and
2018,
the Company had brokered deposits of
$2.0
million and
$5.0
million, respectively. All of these brokered deposits represent Certificate of Deposit Account Registry Service (CDARS) reciprocal deposits. The CDARS deposits are ones in which customers placed core deposits into the CDARS program for FDIC insurance coverage and the Company receives reciprocal brokered deposits in a like amount. The aggregate amount of jumbo certificates of deposit, each with a minimum denomination of
$250,000
was
$55.7
million and
$53.9
million as of
December 31, 2019
and
2018,
respectively.

As of
December 31, 2019,
the scheduled maturities of certificates of deposit are as follows:

(dollars in thousands)
Year Ending December 31	Amount

2020	$246,342
2021	52,165
2022	34,903
2023	9,555
2024	4,147
Thereafter	367
Total time deposits	$347,479